Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Developed technology	2,658	3,140	2,380
Others	5	5	4

Total	2,663	3,145	2,384
Less: accumulated amortization	(2,131)	(2,472)	(1,874)

Net book value	532	673	510

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2023, as follows:

December 31, 2023
S$’000

Financial year ending 2024	360
Financial year ending 2025 to 2027	307